Business Overview - Narrative (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2015 shares	Jun. 30, 2015 USD ($) Class $ / shares shares	Sep. 30, 2015 USD ($) Class Vote shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Class of Stock [Line Items]
Net proceeds from initial public offering | $		$ 420,900	$ 420,885	$ 0	$ 0	$ 0	$ 0
Number of classes of stock | Class		2	2
Common Stock [Member]
Class of Stock [Line Items]
Shares sold (in shares)		22,387,500	22,387,500
Shares issued (in shares)			141,337,066
Common Class A [Member]
Class of Stock [Line Items]
Common stock, votes per share | Vote			1
Common Class B [Member]
Class of Stock [Line Items]
Shares sold (in shares)					139,851,483
Common stock, votes per share | Vote			10
Common Class B [Member] | Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Reclassification | $		$ 67,800
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted and reclassified into Class B Common Stock (in shares)		139,851,483
Series B [Member]
Class of Stock [Line Items]
Shares issued (in shares)	274,992
Series C [Member]
Class of Stock [Line Items]
Shares issued (in shares)	1,210,591
IPO [Member]
Class of Stock [Line Items]
Offering costs incurred | $		$ 5,100
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 20.00
Underwriting discounts and commissions | $		$ 26,900
Offering costs incurred | $		$ 5,100
IPO [Member] | Select Stockholders [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares sold by certain shareholders (in shares)		19,673,750
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares sold (in shares)		5,486,250
Series B [Member] | Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Reclassification | $		$ 72,500